Accounts Receivable, Net	6 Months Ended
Jun. 30, 2024
Accounts receivable, Net [Abstract]
ACCOUNTS RECEIVABLE, NET

NOTE 4 – ACCOUNTS RECEIVABLE, NET

Accounts receivable consisted of the following:

	As of June 30, 2024	As of December 31, 2023

Accounts receivable	$20,514,896	$16,952,637
Allowance for credit losses	(7,831,776)	(8,016,322)
Accounts receivable, net	$12,683,120	$8,936,315

The movement of allowance for credit loss is as follows:

	For the six months ended June 30,
	2024	2023

Balance at beginning of the period	$8,016,322	$8,047,527
Current period addition	-	125,369
Foreign currency translation adjustments	(184,546)	(323,765)
Balance at end of the period	$7,831,776	$7,849,131

Allowance for credit loss provision was $nil and $125,369 recorded for the six months ended June 30, 2024 and 2023, respectively.